Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of accounting	Basis of accountingThe consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements, and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2020, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2020, filed with the Securities and Exchange Commission on April 22, 2021 (the “2020 Form 20-F”).
Held-for-sale assets and disposal group
Held-for-sale assets and disposal group

Individual assets or disposal groups to be disposed of, by sale or otherwise, are classified as held-for-sale if all of the following criteria are met at the period end:

•management, having the authority to approve the action, commits to a plan to sell the assets, subsidiaries or affiliates;
•the asset, subsidiaries or affiliates are available for immediate sale in its (their) present condition subject only to terms that are usual and customary for such sales;
•an active program to locate a buyer and other actions required to complete the plan to sell have been initiated;
•the sale is probable; and
•the transfer is expected to qualify for recognition as a completed sale, within one year.

The term probable refers to a future sale that is likely to occur, the asset or disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

A disposal group is classified as discontinued operations if the following criteria are met: (1) a component of an entity, group of components or equity accounted investments that has been disposed of by sale, disposed of other than by sale e.g. via distribution in kind to owners in a spinoff or is classified as held-for-sale that represents a strategic shift that has or will have a major effect on our financial results and operations, or (2) an acquired business or non-profit activity (the entity to be sold) that is classified as held-for-sale on acquisition.

Assets or disposal groups, held-for-sale are carried at the lower of their carrying amount and fair value less costs to sell. As an exception, investments in associates classified as held for sale continue to be measured in accordance with ASC 323 “Investments - Equity Method and Joint Venture”. Upon classification as held-for-sale, the assets that are amortizable are no longer depreciated.

Gain or loss on disposals of held-for-sale assets are recognized as the difference between the fair value of consideration received and the carrying amount of the assets disposed.

Investments in listed equity securities
Investments in listed equity securities

Investments in listed equity securities represents ownership interests of a publicly listed entity. Investments in listed equity securities are recorded at fair value with changes in fair value reported in “Other non-operating losses, net” which is included in net income. We classify our investment in listed equity securities in the income statement as non-operating because it is not integrated with our operations therefore is non-operating in nature. We use quoted market prices to determine the fair value of listed equity securities with a readily determinable fair value, unless the presence of certain restrictions warrants the application of a discount to fair value. We do not assess our investments in listed equity securities for impairment given they are carried at fair value.

We classify our investments in listed equity securities as current assets because the investment is available to be sold to meet liquidity needs if necessary, even if it is not the intention to dispose of the investment in the next twelve months.

Dividends received from our investments in listed equity securities are reflected as operating activities in the statement of cash flows (unless such distributions relate to a return of capital in which case it is reflected as an investing activity in the statement of cash flows).

Use of estimates
Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of material contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, charter rates, ship operating expenses and drydocking requirements.

During the period ended June 30, 2021, as a result of COVID-19 and its impact on our operations, we considered whether indicators of impairment existed that could indicate that the carrying amounts of the vessels may not be recoverable as of June 30, 2021 and concluded that no such events or changes in circumstances had occurred to warrant a change in the assumptions utilized in the December 31, 2020 impairment tests of our vessels. We will continue to monitor developments in the markets in which we operate for indications that the carrying value of our vessels are not recoverable.
In relation to the oil derivative instrument, the fair value was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the Liquefaction Tolling Agreement (“LTA”). Significant inputs used in the valuation of the oil derivative instrument include management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil prices obtained from quoted prices in active markets. The changes in fair value of our oil derivative instrument are recognized in each period within "Realized and unrealized (loss)/gain on oil derivative instrument" as part of the consolidated statement of operations.
Adoption of new accounting standards and Accounting pronouncments that have been issued but not adopted
Adoption of new accounting standards

In August 2018, the FASB issued ASU 2018-14 Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20). The amendments in this ASU remove some disclosure requirements and to introduce new ones including an explanation of the reasons for significant gains and losses relating to changes in the projected benefit obligation, plan assets to be returned to the entity and accumulated benefit obligation in excess of the fair value of related funding assets. These amendments to disclosures’ requirements are mandated for defined benefit plans from January 1, 2021. There was no impact resulting from these amendments on our consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2021.

In December 2019, the FASB issued ASU 2019-12 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this ASU remove certain exceptions previously available and provides some additional calculation rules to help simplify the accounting for income taxes. These amendments are effective from January 1, 2021. There was no impact resulting from these amendments on our consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2021.
Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and ASU 2021-01 Reference Rate Reform (Topic 848).
The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310, Receivables, 470, Debt, and 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to modifications that occur after December 31, 2022.
		January 1, 2022	Under evaluation
ASU 2020-06 Debt – Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Topic 815).
The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260.
		January 1, 2022	Under evaluation
ASU 2021-04 Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging —Contracts in Entity’s Own Equity (Subtopic 815-40).

The amendments clarify issuer’s recognition and measurement considerations resulting from exchanges or modifications of freestanding instruments (written call options) classified in equity. Such exchanges or modifications are treated as adjustments to the cost to raise debt, to the cost to raise equity or as share-based payments (ASC 718) when issued to compensate for goods or services. If not treated as costs of debt funding, equity funding or share-based payment, it results in an adjustment to EPS/net income/(loss). Holder's accounting is not affected by these amendments.

		January 1, 2022	Under evaluation
ASU 2021-05 Leases (Topic 842) – Lessors – Certain Leases with Variable Lease Payments
The amendments apply only to lessors and require them to classify leases with variable lease payments that are not based on an index or rate as operating leases if they would have otherwise been classified as sales-type or direct financing leases and the lessor would have recognized a selling loss at lease commencement. There is no change to recognition of variable lease payments. Lessors can apply the amendments either prospectively or retrospectively with accompanying disclosures.
		January 1, 2022	Under evaluation